Document and Entity Information	Jun. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 24, 2026
Entity Registrant Name	PIMCO CORPORATE & INCOME OPPORTUNITY FUND
Entity Incorporation State Country Code	MA
Entity File Number	811-21238
Entity Tax Identification Number	46-6121513
Entity Address Address Line 1	1633 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	844
Local Phone Number	337-4626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares
Trading Symbol	PTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001190935